TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables

	As of December 31,
	2024	2023
Current
Expenses accrual	53,097	68,015
Suppliers (1)	55,735	48,481
Advanced payments from customers	5,911	8,049
TOTAL	114,743	124,545

(1)As of December 31, 2024 and 2023, the Company has 169 and 177 as outstanding balances with related parties (see note 24.1).

	As of December 31,
	2024	2023
Non current
Expenses accrual	2,006	2,981
TOTAL	2,006	2,981